Reconciliation of Changes in Manufacturing Warranty Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Accounting Policies [Abstract]
Balance as of beginning of period	$ 973	$ 836
Current-year provisions	1,139	973
Reductions for settlements	(973)	(836)
Adjustments related to changes in estimates	(626)
Balance as of end of period	$ 513	$ 973